Income taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Provision for doubtful receivables	¥ 11,622	¥ 10,997
Net operating loss carry forwards	290,164	130,212
Advertising expenses in excess of deduction limit	306,510	214,238
Others	23,603	0
Total deferred tax assets	631,899	355,447
Less: Valuation allowance	(588,946)	(343,590)
Total deferred tax assets, net	42,953	11,857
Deferred tax liabilities
Acquired intangible assets	268,171	319,219
Fixed assets one-time expense	14,941	0
Total deferred tax liabilities	¥ 283,112	¥ 319,219